Supplier Concentration - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Reduction in inventories related to pricing claim advances	$ 92,402	$ 78,454
Carrier and Its Affiliates
Concentration Risk [Line Items]
Reduction in inventories related to pricing claim advances	$ 69,814	$ 59,644
Carrier and Its Affiliates | Supplier Concentration Risk | Cost of Goods, Total
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	60.00%	61.00%	63.00%
Top Ten Suppliers [Member] | Supplier Concentration Risk | Cost of Goods, Total
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	84.00%	83.00%	85.00%